Cover	Nov. 01, 2021
Cover [Abstract]
Entity Registrant Name	GT Biopharma, Inc.
Entity Central Index Key	0000109657
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 01, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-40023
Entity Tax Identification Number	94-1620407
Entity Address Address Line 1	9350 Wilshire Blvd.
Entity Address Address Line 2	Suite 203
Entity Address City Or Town	Beverly Hills
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90212
City Area Code	800
Local Phone Number	304-9888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	GTBP
Security Exchange Name	NASDAQ